Risk Management - Net Fair Value of Risk Management Positions (Parenthetical) (Detail) - Fair value derivative financial instruments	12 Months Ended
Dec. 31, 2022
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Disclosure of Derivative Financial Instruments [Line Items]
Average contract financial term	1 month
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Disclosure of Derivative Financial Instruments [Line Items]
Average contract financial term	18 months